Corrections on previously announced unaudited interim financial information (Unaudited)	12 Months Ended
Dec. 31, 2024
Corrections on previously announced unaudited interim financial information (Unaudited)
Corrections on previously announced unaudited interim financial information (Unaudited)

22. Corrections on previously announced unaudited interim financial information (Unaudited)

In connection with the preparation of its unaudited financial results for the three months ended September 30, 2024, the Company discovered prior period errors in the accrual for tax surcharges and related interest expenses, accruals for commissions to location partners and related balances, the impairment of prepayments to location partners and the expected credit losses on deposits to location partners and accounts receivable due from network partners.

The Company assessed the effects of the corrections in previously announced unaudited interim financial information for the prior periods affected and determined that they were material to the unaudited consolidated balance sheets as of March 31, 2023, June 30, 2023, September 30, 2023, March 31, 2024 and June 30, 2024 and the unaudited consolidated statements of comprehensive income/(loss) for the three months ended March 31, 2023, June 30, 2023, December 31, 2023, March 31, 2024 and June 30, 2024, for the six months ended June 30, 2023 and June 30, 2024 and for the nine months ended September 30, 2023, where the corrected amounts are labelled as “As corrected” in the following tables, but are not material to any of the other prior unaudited interim financial information of the Company, where the corrected amounts are labelled as “As revised” in the following tables.

The following tables present the selected line items in the unaudited interim financial information for the recent eight quarters.

	Three months ended
	March 31,	June 30,	September 30,	December 31,
	2023	2023	2023	2023
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	As corrected*	As corrected*	As revised	As corrected*

Total revenues	822,835	1,035,726	613,466	486,620
Gross profit	694,091	365,541	398,005	294,819
(Loss)/income from operations	(21,138)	9,014	33,416	(20,841)
Net income	5,674	20,362	49,010	13,698
Net income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	0.01	0.04	0.09	0.03

	Three months ended
	March 31,	June 30,	September 30,	December 31,
	2024	2024	2024	2024
	RMB	RMB	RMB	RMB
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	As corrected*	As corrected*

Total revenues	397,206	462,923	490,783	543,508
Gross profit	229,469	243,323	192,387	138,454
Loss from operations	(22,254)	(4,112)	(5,069)	(39,733)
Net (loss)/income	(200)	10,262	4,246	(27,842)
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	(0.00)	0.02	0.01	(0.06)

The following tables present the aggregated impact of the corrections to the unaudited interim financial information for the prior periods.

The impact on the unaudited interim consolidated balance sheets was as follows:

	As of March 31, 2022 (Unaudited)			As of June 30, 2022 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	revised	Reported	Corrections	revised	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Accounts receivable, net	11,616	—	11,616	16,729	—	16,729	3>
Prepayments and other current assets	396,431	5,399	401,830	408,906	2,406	411,312	2>, 3>
Total current assets	3,158,544	5,399	3,163,943	3,296,072	2,406	3,298,478
Other non-current assets	143,384	(317)	143,067	114,696	(317)	114,379	3>
Total non-current assets	1,085,178	(317)	1,084,861	1,011,567	(317)	1,011,250
Total assets	4,243,722	5,082	4,248,804	4,307,639	2,089	4,309,728
Accounts and notes payable	533,924	11,866	545,790	691,115	11,391	702,506	2>
Tax payable	8,373	33	8,406	33,048	3,607	36,655	All
Total current liabilities	992,753	11,899	1,004,652	1,176,270	14,998	1,191,268
Total liabilities	1,120,470	11,899	1,132,369	1,290,251	14,998	1,305,249
Accumulated deficit	(8,704,399)	(6,817)	(8,711,216)	(8,888,927)	(12,909)	(8,901,836)	All
Total shareholders’ equity	3,123,252	(6,817)	3,116,435	3,017,388	(12,909)	3,004,479
Total liabilities and shareholders’ equity	4,243,722	5,082	4,248,804	4,307,639	2,089	4,309,728

	As of September 30, 2022 (Unaudited)			As of December 31, 2022
	As Previously		As	As Previously		As
	Reported	Corrections	revised	Reported	Corrections	revised	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Accounts receivable, net	13,862	—	13,862	16,482	—	16,482	3>
Prepayments and other current assets	365,891	(51)	365,840	228,672	(2,209)	226,463	2>, 3>
Total current assets	3,473,368	(51)	3,473,317	3,300,784	(2,209)	3,298,575
Deferred tax assets	—	—	—	30,986	3,873	34,859
Other non-current assets	75,356	(319)	75,037	35,898	(634)	35,264	3>
Total non-current assets	970,140	(319)	969,821	986,857	3,239	990,096
Total assets	4,443,508	(370)	4,443,138	4,287,641	1,030	4,288,671
Accounts and notes payable	796,380	9,469	805,849	810,197	7,048	817,245	2>
Tax payable	93,077	10,067	103,144	147,367	19,215	166,582	All
Total current liabilities	1,336,208	19,536	1,355,744	1,422,878	26,263	1,449,141
Total liabilities	1,441,126	19,536	1,460,662	1,646,336	26,263	1,672,599
Accumulated deficit	(8,984,680)	(19,906)	(9,004,586)	(9,319,229)	(25,233)	(9,344,462)	All
Total shareholders’ equity	3,002,382	(19,906)	2,982,476	2,641,305	(25,233)	2,616,072
Total liabilities and shareholders’ equity	4,443,508	(370)	4,443,138	4,287,641	1,030	4,288,671

	As of March 31, 2023 (Unaudited)			As of June 30, 2023 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	corrected*	Reported	Corrections	corrected*	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Accounts receivable, net	17,203	—	17,203	243,068	(29)	243,039	3>
Prepayments and other current assets	302,793	(4,234)	298,559	401,716	(6,548)	395,168	2>, 3>
Total current assets	3,420,919	(4,234)	3,416,685	3,916,080	(6,577)	3,909,503
Deferred tax assets	30,986	3,873	34,859	30,986	3,873	34,859	All
Other non-current assets	28,683	(703)	27,980	19,402	(1,058)	18,344	3>
Total non-current assets	978,630	3,170	981,800	391,352	2,815	394,167
Total assets	4,399,549	(1,064)	4,398,485	4,307,432	(3,762)	4,303,670
Accounts and notes payable	909,320	6,656	915,976	688,213	5,594	693,807	2>
Tax payable	169,452	22,649	192,101	262,152	25,166	287,318	All
Total current liabilities	1,543,809	29,305	1,573,114	1,382,863	30,760	1,413,623
Total liabilities	1,766,006	29,305	1,795,311	1,579,012	30,760	1,609,772
Accumulated deficit	(9,309,059)	(30,369)	(9,339,428)	(9,284,544)	(34,522)	(9,319,066)	All
Total shareholders’ equity	2,633,543	(30,369)	2,603,174	2,728,420	(34,522)	2,693,898
Total liabilities and shareholders’ equity	4,399,549	(1,064)	4,398,485	4,307,432	(3,762)	4,303,670

	As of September 30, 2023 (Unaudited)			As of December 31, 2023
	As Previously		As	As Previously		As
	Reported	Corrections	corrected*	Reported	Corrections	revised	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Accounts receivable, net	243,771	(524)	243,247	269,736	(993)	268,743	3>
Prepayments and other current assets	349,793	(4,368)	345,425	345,744	(6,493)	339,251	2>, 3>
Total current assets	3,991,784	(4,892)	3,986,892	4,025,789	(7,486)	4,018,303
Deferred tax assets	23,070	3,873	26,943	18,804	3,361	22,165	All
Other non-current assets	19,630	(1,150)	18,480	21,621	(1,152)	20,469	3>
Total non-current assets	419,466	2,723	422,189	399,584	2,209	401,793
Total assets	4,411,250	(2,169)	4,409,081	4,425,373	(5,277)	4,420,096
Accounts and notes payable	794,811	5,644	800,455	764,741	2,928	767,669	2>
Tax payable	215,253	27,708	242,961	214,738	16,025	230,763	All
Total current liabilities	1,444,630	33,352	1,477,982	1,467,490	18,953	1,486,443
Total liabilities	1,642,733	33,352	1,676,085	1,671,716	18,953	1,690,669
Accumulated deficit	(9,234,535)	(35,521)	(9,270,056)	(9,232,128)	(24,230)	(9,256,358)	All
Total shareholders’ equity	2,768,517	(35,521)	2,732,996	2,753,657	(24,230)	2,729,427
Total liabilities and shareholders’ equity	4,411,250	(2,169)	4,409,081	4,425,373	(5,277)	4,420,096

	As of March 31, 2024 (Unaudited)			As of June 30, 2024 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	corrected*	Reported	Corrections	corrected*	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Accounts receivable, net	278,690	(1,626)	277,064	300,853	(1,292)	299,561	3>
Prepayments and other current assets	380,314	(8,120)	372,194	327,539	(10,115)	317,424	2>, 3>
Total current assets	4,047,143	(9,746)	4,037,397	3,968,175	(11,407)	3,956,768
Deferred tax assets	18,804	3,360	22,164	18,804	3,360	22,164	All
Other non-current assets	20,081	(1,368)	18,713	16,592	(1,391)	15,201	3>
Total non-current assets	354,770	1,992	356,762	304,324	1,969	306,293
Total assets	4,401,913	(7,754)	4,394,159	4,272,499	(9,438)	4,263,061
Accounts and notes payable	726,011	(644)	725,367	699,504	(4,830)	694,674	2>
Tax payable	213,999	16,971	230,970	213,000	18,389	231,389	All
Total current liabilities	1,494,455	16,327	1,510,782	1,374,535	13,559	1,388,094
Total liabilities	1,702,971	16,327	1,719,298	1,588,426	13,559	1,601,985
Accumulated deficit	(9,232,477)	(24,081)	(9,256,558)	(9,223,299)	(22,997)	(9,246,296)	All
Total shareholders’ equity	2,698,942	(24,081)	2,674,861	2,684,073	(22,997)	2,661,076
Total liabilities and shareholders’ equity	4,401,913	(7,754)	4,394,159	4,272,499	(9,438)	4,263,061

The impact on the unaudited interim consolidated statements of comprehensive income/(loss) was as follows:

	Three months ended March 31, 2022 (Unaudited)			Three months ended June 30, 2022 (Unaudited)
	As			As
	Previously		As	Previously		As
	Reported	Corrections	revised	Reported	Corrections	revised	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Cost of revenues	(127,553)	(398)	(127,951)	(162,869)	(3,885)	(166,754)	1>
Sales and marketing expenses	(659,679)	(919)	(660,598)	(664,918)	(2,318)	(667,236)	2>, 3>
General and administrative expenses	(27,376)	(145)	(27,521)	(28,458)	(199)	(28,657)	3>
Other operating income/(loss)	5,277	—	5,277	(1,565)	(821)	(2,386)	1>
Loss from operations	(99,316)	(1,462)	(100,778)	(191,028)	(7,223)	(198,251)
Loss before income tax expense	(96,411)	(1,462)	(97,873)	(184,527)	(7,223)	(191,750)
Income tax expense	—	365	365	—	1,131	1,131	All
Net loss	(96,411)	(1,097)	(97,508)	(184,527)	(6,092)	(190,619)
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(96,411)	(1,097)	(97,508)	(184,527)	(6,092)	(190,619)
Total comprehensive loss	(102,246)	(1,097)	(103,343)	(108,881)	(6,092)	(114,973)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	(102,246)	(1,097)	(103,343)	(108,881)	(6,092)	(114,973)
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	(0.20)	0.01	(0.19)	(0.36)	(0.01)	(0.37)

	Three months ended September 30, 2022 (Unaudited)			Three months ended December 31, 2022 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	revised	Reported	Corrections	revised	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Cost of revenues	(125,548)	(6,545)	(132,093)	(140,953)	(5,484)	(146,437)	1>
Sales and marketing expenses	(752,534)	(325)	(752,859)	(635,199)	760	(634,439)	2>, 3>
General and administrative expenses	(29,421)	(212)	(29,633)	(27,148)	(812)	(27,960)	3>
Other operating income/(loss)	19,846	(1,287)	18,559	(10,682)	(796)	(11,478)	1>
Loss from operations	(96,974)	(8,369)	(105,343)	(233,927)	(6,332)	(240,259)
Loss before income tax expense	(95,754)	(8,369)	(104,123)	(220,072)	(6,332)	(226,404)
Income tax expense	—	1,372	1,372	(114,476)	1,005	(113,471)	All
Net loss	(95,754)	(6,997)	(102,751)	(334,548)	(5,327)	(339,875)
Net loss attributable to ordinary shareholders of Smart Share Global Limited	(95,754)	(6,997)	(102,751)	(334,548)	(5,327)	(339,875)
Total comprehensive loss	(21,459)	(6,997)	(28,456)	(366,282)	(5,327)	(371,609)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	(21,459)	(6,997)	(28,456)	(366,282)	(5,327)	(371,609)
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	(0.18)	(0.02)	(0.20)	(0.64)	(0.02)	(0.66)

	Three months ended March 31, 2023 (Unaudited)			Three months ended June 30, 2023 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	corrected*	Reported	Corrections	corrected*	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Cost of revenues	(127,389)	(1,355)	(128,744)	(668,547)	(1,638)	(670,185)	1>
Sales and marketing expenses	(665,274)	(1,253)	(666,527)	(295,150)	(1,216)	(296,366)	2>, 3>
General and administrative expenses	(26,771)	(450)	(27,221)	(31,117)	(420)	(31,537)	3>
Other operating income/(loss)	2,268	(2,305)	(37)	(8,703)	(1,270)	(9,973)	1>
(Loss)/income from operations	(15,775)	(5,363)	(21,138)	13,558	(4,544)	9,014
Income before income tax expense	10,810	(5,363)	5,447	24,515	(4,544)	19,971
Income tax expense	—	227	227	—	391	391	All
Net income	10,810	(5,136)	5,674	24,515	(4,153)	20,362
Net income attributable to ordinary shareholders of Smart Share Global Limited	10,810	(5,136)	5,674	24,515	(4,153)	20,362
Total comprehensive (loss)/income	(7,257)	(5,136)	(12,393)	93,004	(4,153)	88,851
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(7,257)	(5,136)	(12,393)	93,004	(4,153)	88,851
Net income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	0.02	(0.01)	0.01	0.05	(0.01)	0.04

	Three months ended September 30, 2023 (Unaudited)			Three months ended December 31, 2023 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	revised	Reported	Corrections	corrected*	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Cost of revenues	(214,817)	(644)	(215,461)	(198,711)	6,910	(191,801)	1>
Sales and marketing expenses	(298,216)	2,226	(295,990)	(248,792)	1,075	(247,717)	2>, 3>
General and administrative expenses	(37,094)	(683)	(37,777)	(30,546)	(955)	(31,501)	3>
Other operating loss	(5,532)	(1,491)	(7,023)	(13,860)	4,985	(8,875)	1>
Income/(loss) from operations	34,008	(592)	33,416	(32,856)	12,015	(20,841)
Income before income tax expense	70,451	(592)	69,859	2,986	12,015	15,001
Income tax expense	(20,442)	(407)	(20,849)	(579)	(724)	(1,303)	All
Net income	50,009	(999)	49,010	2,407	11,291	13,698
Net income attributable to ordinary shareholders of Smart Share Global Limited	50,009	(999)	49,010	2,407	11,291	13,698
Total comprehensive income/(loss)	37,677	(999)	36,678	(16,787)	11,291	(5,496)
Comprehensive income/(loss) attributable to ordinary shareholders of Smart Share Global Limited	37,677	(999)	36,678	(16,787)	11,291	(5,496)
Net income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	0.10	(0.01)	0.09	0.00	0.03	0.03

	Three months ended March 31, 2024 (Unaudited)			Three months ended June 30, 2024 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	corrected*	Reported	Corrections	corrected*	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Cost of revenues	(167,737)	—	(167,737)	(219,600)	—	(219,600)	1>
Sales and marketing expenses	(204,494)	2,082	(202,412)	(180,949)	2,430	(178,519)	2>, 3>
General and administrative expenses	(26,584)	(986)	(27,570)	(39,450)	72	(39,378)	3>
Other operating loss	(1,474)	(593)	(2,067)	(8,133)	(593)	(8,726)	1>
Loss from operations	(22,757)	503	(22,254)	(6,021)	1,909	(4,112)
Income before income tax expense	7,339	503	7,842	20,191	1,909	22,100
Income tax expense	(7,688)	(354)	(8,042)	(11,013)	(825)	(11,838)	All
Net (loss)/income	(349)	149	(200)	9,178	1,084	10,262
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited	(349)	149	(200)	9,178	1,084	10,262
Total comprehensive income	2,013	149	2,162	15,079	1,084	16,163
Comprehensive income attributable to ordinary shareholders of Smart Share Global Limited	2,013	149	2,162	15,079	1,084	16,163
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	(0.00)	0.00	(0.00)	0.02	0.00	0.02

	Six months ended June 30, 2022 (Unaudited)			Nine months ended September 30, 2022 (Unaudited)
	As Previously		As	As Previously		As
	Reported	Corrections	revised	Reported	Corrections	revised	Note
	RMB	RMB	RMB	RMB	RMB	RMB

Cost of revenues	(290,422)	(4,283)	(294,705)	(415,970)	(10,828)	(426,798)	1>
Sales and marketing expenses	(1,324,597)	(3,237)	(1,327,834)	(2,077,131)	(3,562)	(2,080,693)	2>, 3>
General and administrative expenses	(55,834)	(344)	(56,178)	(85,255)	(556)	(85,811)	3>
Other operating income	3,712	(821)	2,891	23,558	(2,108)	21,450	1>
Loss from operations	(290,344)	(8,685)	(299,029)	(387,318)	(17,054)	(404,372)
Loss before income tax expense	(280,938)	(8,685)	(289,623)	(376,692)	(17,054)	(393,746)
Income tax expense	—	1,496	1,496	—	2,868	2,868	All
Net loss	(280,938)	(7,189)	(288,127)	(376,692)	(14,186)	(390,878)
Net loss attributable to ordinary shareholders	(280,938)	(7,189)	(288,127)	(376,692)	(14,186)	(390,878)
Total comprehensive loss	(211,127)	(7,189)	(218,316)	(232,586)	(14,186)	(246,772)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited	(211,127)	(7,189)	(218,316)	(232,586)	(14,186)	(246,772)
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	(0.54)	(0.02)	(0.56)	(0.73)	(0.02)	(0.75)

	Six months ended June 30, 2023 (Unaudited)			Nine months ended September 30, 2023 (Unaudited)			Six months ended June 30, 2024 (Unaudited)
	As Previously		As	As Previously		As	As Previously		As
	Reported	Corrections	corrected*	Reported	Corrections	corrected*	Reported	Corrections	corrected*	Note
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB

Cost of revenues	(795,936)	(2,993)	(798,929)	(1,010,753)	(3,637)	(1,014,390)	(387,337)	—	(387,337)	1>
Sales and marketing expenses	(960,424)	(2,469)	(962,893)	(1,258,640)	(243)	(1,258,883)	(385,443)	4,512	(380,931)	2>, 3>
General and administrative expenses	(57,888)	(870)	(58,758)	(94,982)	(1,553)	(96,535)	(66,034)	(914)	(66,948)	3>
Other operating loss	(6,435)	(3,575)	(10,010)	(11,967)	(5,066)	(17,033)	(9,607)	(1,186)	(10,793)	1>
(Loss)/income from operations	(2,217)	(9,907)	(12,124)	31,791	(10,499)	21,292	(28,778)	2,412	(26,366)
Income before income tax expense	35,325	(9,907)	25,418	105,776	(10,499)	95,277	27,530	2,412	29,942
Income tax expense	—	618	618	(20,442)	211	(20,231)	(18,701)	(1,179)	(19,880)	All
Net income	35,325	(9,289)	26,036	85,334	(10,288)	75,046	8,829	1,233	10,062
Net income attributable to ordinary shareholders of Smart Share Global Limited	35,325	(9,289)	26,036	85,334	(10,288)	75,046	8,829	1,233	10,062
Total comprehensive income	85,747	(9,289)	76,458	123,424	(10,288)	113,136	17,092	1,233	18,325
Comprehensive income attributable to ordinary shareholders of Smart Share Global Limited	85,747	(9,289)	76,458	123,424	(10,288)	113,136	17,092	1,233	18,325
Net income per share attributable to ordinary shareholders of Smart Share Global Limited
- basic and diluted	0.07	(0.02)	0.05	0.16	(0.02)	0.14	0.02	0.00	0.02

*     The corrections were material to the unaudited consolidated balance sheets as of March 31, 2023, June 30, 2023, September 30, 2023, March 31, 2024 and June 30, 2024 and the unaudited consolidated statements of comprehensive income/(loss) for the three months ended March 31, 2023, June 30, 2023, December 31, 2023, March 31, 2024 and June 30, 2024, for the six months ended June 30, 2023 and June 30, 2024 and for the nine months ended September 30, 2023.

Note:

1> Understatements of accrual for tax surcharges and related interest expenses

Upon the final settlement of the Company’s underpaid VAT, which was recorded in prior periods, and surcharges, which were not recorded in prior periods, with the relevant tax authorities for its mobile device charging revenue in 2024, the Company determined that the unrecorded surcharges and interest expenses related to the surcharges should have been recorded in the same prior periods that the provision for underpaid VAT was recorded. As a result, the Company has determined to correct the accrual for tax surcharges and related interest expenses in prior periods such that cost of revenues, other operating loss, tax payable and accumulated deficit are corrected.

2> Misstatements of accruals for commissions to location partners and related balances

The accounts payable balances due to location partners under the direct model contained certain entries in relation to the commissions to location partners that were duplicative or incomplete in prior periods. Certain debit balances in accounts payable should have been reclassified to prepayments and subjected to impairment as of prior period ends. In connection therewith, the Company has determined to correct the commissions paid to locations partners and related balances for certain prior periods such that sales and marketing expenses, accounts and notes payable, prepayments and other current assets and accumulated deficit are corrected.

3> Understatements of impairment of prepayments to location partners and expected credit losses of deposits to location partners and accounts receivable due from network partners

The different risk characteristics of the prepayments to location partners with invalid or expired contracts, the deposits to location partners under the direct model with expired or invalid contracts and the accounts receivable due from network partners that were deregistered or dissolved were inadequately considered in the impairment assessments of such assets as of prior period ends. In connection therewith, the Company has determined to correct the impairment of prepayments to locations partners and the provision for the expected credit losses of deposits to location partners and accounts receivable due from network partners in prior periods such that sales and marketing expenses, general and administrative expenses, accounts receivable, net, prepayments and other current assets, other non-current assets and accumulated deficit are corrected.